Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption - Roth CH Acquisition IV Co. [Member] - Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds		$ 115,000,000
Less:
Common stock issuance costs		(1,646,673)
Proceeds allocated to Public Warrants		(4,427,500)
Plus:
Remeasurement of carrying value to redemption value	$ 1,152,044	7,799,173
Common stock subject to possible redemption	24,322,162	$ 116,725,000
Less:
Redemption of 9,121,751 shares	(93,419,442)
Extension payment	$ (135,440)